Expense Example - AMG GW&K International Small Cap Fund	May 31, 2026 USD ($)
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	445
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,790
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,624
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	$ 1,511